Debt Schedule of Long-term Debt Instruments (Details)									9 Months Ended
	Aug. 28, 2019 USD ($)	Aug. 06, 2019 USD ($)	Jul. 23, 2019 USD ($)	Jul. 19, 2019 USD ($)	Jul. 14, 2019 USD ($)	Jun. 17, 2019 USD ($)	May 24, 2019	May 21, 2019 USD ($)	Sep. 30, 2019 USD ($)	Jul. 16, 2019	Dec. 31, 2018 USD ($)	Jan. 30, 2015 USD ($)	Oct. 16, 2014 USD ($)	Sep. 22, 2014 USD ($)	Jul. 29, 2014 USD ($)
Debt Instrument, Unamortized Discount (Premium) and Debt Issuance Costs, Net [Abstract]
Short-term Debt									$ 67,465,000		$ 139,781,000
Notes Payable, Current									67,465,000		66,156,000
Bank loans and senior notes, gross- Non-Current											701,209,000
Debt, Long-term and Short-term, Combined Amount									809,008,000		840,990,000
Unamortized deferred financing cost - Current									1,147,000		1,624,000
Unamortized deferred financing costs- Non Current									10,064,000		10,801,000
Unamortized deferred financing costs									11,211,000		12,425,000
Total bank loans and senior notes, net									$ 797,797,000		828,565,000
Document Period End Date									Sep. 30, 2019
Current Fiscal Year End Date									--12-31
Long -term debt excluding current maturities - Bank loans									$ 741,543,000		701,209,000
Number of vessels									60
Senior Notes [Member]
Debt Instrument, Unamortized Discount (Premium) and Debt Issuance Costs, Net [Abstract]
Senior Notes, net									$ 0		73,625,000
Secured Debt [Member]
Debt Instrument, Unamortized Discount (Premium) and Debt Issuance Costs, Net [Abstract]
Long-term Debt, Gross									$ 809,008,000		767,365,000
Senior Notes [Member] | Unsecured Debt [Member]
Debt Instrument, Unamortized Discount (Premium) and Debt Issuance Costs, Net [Abstract]
Senior Notes, net													$ 8,600,000	$ 65,000,000
Debt Instrument, Redemption Price, Percentage									100.00%
$330 Million Credit Facility [Member] | Secured Debt [Member]
Debt Instrument, Unamortized Discount (Premium) and Debt Issuance Costs, Net [Abstract]
Long-term Debt, Gross															$ 330,000,000
Number of vessels covered by credit facility															22
Long-term Debt, Gross									$ 0		140,677,000
Line of Credit Facility, Increase (Decrease), Net									15.0
$42 Million Credit Facility [Member] | Secured Debt [Member]
Debt Instrument, Unamortized Discount (Premium) and Debt Issuance Costs, Net [Abstract]
Long-term Debt, Gross												$ 42,000,000
Long-term Debt, Gross									0		14,105,000
$12.5 Million Credit Facility [Member] | Secured Debt [Member]
Debt Instrument, Unamortized Discount (Premium) and Debt Issuance Costs, Net [Abstract]
Debt Instrument, Unused Borrowing Capacity, Amount									0
Long-term Debt, Gross									8,813,000		9,400,000
$27.3 Million Credit Facility [Member] | Secured Debt [Member]
Debt Instrument, Unamortized Discount (Premium) and Debt Issuance Costs, Net [Abstract]
Debt Instrument, Unused Borrowing Capacity, Amount									0
Long-term Debt, Gross									9,008,000		9,008,000
$85.5 Million Credit Facility [Member] | Secured Debt [Member]
Debt Instrument, Unamortized Discount (Premium) and Debt Issuance Costs, Net [Abstract]
Debt Instrument, Unused Borrowing Capacity, Amount									0
Long-term Debt, Gross									47,594,000		78,972,000
$38.7 Million Credit Facility [Member] | Secured Debt [Member]
Debt Instrument, Unamortized Discount (Premium) and Debt Issuance Costs, Net [Abstract]
Debt Instrument, Unused Borrowing Capacity, Amount									0
Long-term Debt, Gross									$ 32,400,000		35,100,000
Finance Leases Portfolio Segment [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Length of bareboat charter agreement									eight years
Number of Assets sale leaseback										6
Debt Instrument, Unamortized Discount (Premium) and Debt Issuance Costs, Net [Abstract]
Line of Credit Facility, Increase (Decrease), Net									$ 1,700,000.0
Virgo and Libra Lease [Member] | Secured Debt [Member]
Debt Instrument, Unamortized Discount (Premium) and Debt Issuance Costs, Net [Abstract]
Line of Credit Facility, Increase (Decrease), Net								$ 1,500,000.0
$30.0 Million Credit Facility [Member] | Secured Debt [Member]
Debt Instrument, Unamortized Discount (Premium) and Debt Issuance Costs, Net [Abstract]
Debt Instrument, Unused Borrowing Capacity, Amount									2,585,000
Long-term Debt, Gross									27,753,000		29,420,000
Line of Credit Facility, Increase (Decrease), Net	$ 2,600,000.0
$60.0 Million Credit Facility [Member] | Secured Debt [Member]
Debt Instrument, Unamortized Discount (Premium) and Debt Issuance Costs, Net [Abstract]
Long-term Debt, Gross									27,138,000
Line of Credit Facility, Increase (Decrease), Net			$ 2,900,000.0
Number of vessels			2
$60.0 Million Credit Facility [Member] [Member] | Secured Debt [Member]
Debt Instrument, Unamortized Discount (Premium) and Debt Issuance Costs, Net [Abstract]
Debt Instrument, Unused Borrowing Capacity, Amount									2,862,000
Long-term Debt, Gross											58,797,000
$12.8 Million Credit Facility [Member] | Secured Debt [Member]
Debt Instrument, Unamortized Discount (Premium) and Debt Issuance Costs, Net [Abstract]
Debt Instrument, Unused Borrowing Capacity, Amount									1,398,000
Long-term Debt, Gross									11,900,000		12,325,000
Line of Credit Facility, Increase (Decrease), Net		$ 1.4
$184.0 Million Credit Facility [Member] | Secured Debt [Member]
Debt Instrument, Unamortized Discount (Premium) and Debt Issuance Costs, Net [Abstract]
Debt Instrument, Unused Borrowing Capacity, Amount									17,448,000
Long-term Debt, Gross									168,916,000		180,229,000
Line of Credit Facility, Increase (Decrease), Net				$ 17,400,000.0
Number of vessels				12
$34.0 Million Credit Facility [Member] | Secured Debt [Member]
Debt Instrument, Unamortized Discount (Premium) and Debt Issuance Costs, Net [Abstract]
ScrubberLoanAmortQuarterlyRate						$ 125,000
Debt Instrument, Unused Borrowing Capacity, Amount									3,000,000
Long-term Debt, Gross									32,179,000		34,000,000
Line of Credit Facility, Increase (Decrease), Net						$ 3.0
Number of vessels						2
$90.0 Credit Facility [Member] | Secured Debt [Member]
Debt Instrument, Unamortized Discount (Premium) and Debt Issuance Costs, Net [Abstract]
Debt Instrument, Unused Borrowing Capacity, Amount									8,706,000
Long-term Debt, Gross									$ 82,100,000		90,000,000
Line of Credit Facility, Increase (Decrease), Net					$ 8.7
Number of vessels					6
Kamsarmax | $12.5 Million Credit Facility [Member] | Secured Debt [Member]
Debt Instrument, Unamortized Discount (Premium) and Debt Issuance Costs, Net [Abstract]
Number of vessels									0
Kamsarmax | $27.3 Million Credit Facility [Member] | Secured Debt [Member]
Debt Instrument, Unamortized Discount (Premium) and Debt Issuance Costs, Net [Abstract]
Number of vessels									0
Kamsarmax | $85.5 Million Credit Facility [Member] | Secured Debt [Member]
Debt Instrument, Unamortized Discount (Premium) and Debt Issuance Costs, Net [Abstract]
Number of vessels									0
Kamsarmax | $38.7 Million Credit Facility [Member] | Secured Debt [Member]
Debt Instrument, Unamortized Discount (Premium) and Debt Issuance Costs, Net [Abstract]
Number of vessels									0
Kamsarmax | $30.0 Million Credit Facility [Member] | Secured Debt [Member]
Debt Instrument, Unamortized Discount (Premium) and Debt Issuance Costs, Net [Abstract]
Number of vessels	2								2
Kamsarmax | $60.0 Million Credit Facility [Member] [Member] | Secured Debt [Member]
Debt Instrument, Unamortized Discount (Premium) and Debt Issuance Costs, Net [Abstract]
Number of vessels									0
Kamsarmax | $12.8 Million Credit Facility [Member] | Secured Debt [Member]
Debt Instrument, Unamortized Discount (Premium) and Debt Issuance Costs, Net [Abstract]
Number of vessels									1
Kamsarmax | $184.0 Million Credit Facility [Member] | Secured Debt [Member]
Debt Instrument, Unamortized Discount (Premium) and Debt Issuance Costs, Net [Abstract]
Number of vessels									6
Kamsarmax | $34.0 Million Credit Facility [Member] | Secured Debt [Member]
Debt Instrument, Unamortized Discount (Premium) and Debt Issuance Costs, Net [Abstract]
Number of vessels									2
Kamsarmax | $90.0 Credit Facility [Member] | Secured Debt [Member]
Debt Instrument, Unamortized Discount (Premium) and Debt Issuance Costs, Net [Abstract]
Number of vessels									0
AVIC [Member] | Finance Leases Portfolio Segment [Member] | Secured Debt [Member]
Debt Instrument, Unamortized Discount (Premium) and Debt Issuance Costs, Net [Abstract]
Long-term Debt, Gross									$ 112,183,000
Ultramax pool [Member] | $42 Million Credit Facility [Member] | Secured Debt [Member]
Debt Instrument, Unamortized Discount (Premium) and Debt Issuance Costs, Net [Abstract]
Number of vessels												1
Ultramax pool [Member] | Finance Leases Portfolio Segment [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Number of Assets sale leaseback										3
Debt Instrument, Unamortized Discount (Premium) and Debt Issuance Costs, Net [Abstract]
Scrubber percentage of Market Value to be financed									82.00%
Scrubber percentage to be financed									82.00%
ScrubberLoanAmortQuarterlyRate									$ 82,000
Line of Credit Facility, Increase (Decrease), Net									1.6
SBI Rumba [Member] | Finance Leases Portfolio Segment [Member] | Secured Debt [Member]
Debt Instrument, Unamortized Discount (Premium) and Debt Issuance Costs, Net [Abstract]
Finance Lease, Liability, Payments, Due											18,101,000
Long-term Debt, Gross									17,191,000
SBI Tango [Member] | Finance Leases Portfolio Segment [Member] | Secured Debt [Member]
Debt Instrument, Unamortized Discount (Premium) and Debt Issuance Costs, Net [Abstract]
Finance Lease, Liability, Payments, Due											18,451,000
Long-term Debt, Gross									17,593,000
SBI Echo [Member] | Finance Leases Portfolio Segment [Member] | Secured Debt [Member]
Debt Instrument, Unamortized Discount (Premium) and Debt Issuance Costs, Net [Abstract]
Finance Lease, Liability, Payments, Due											18,481,000
Long-term Debt, Gross									17,671,000
SB Hermes [Member] | Finance Leases Portfolio Segment [Member] | Secured Debt [Member]
Debt Instrument, Unamortized Discount (Premium) and Debt Issuance Costs, Net [Abstract]
Long-term Debt, Gross									19,372,000		20,299,000
SBI Samba [Member] | Finance Leases Portfolio Segment [Member] | Secured Debt [Member]
Debt Instrument, Unamortized Discount (Premium) and Debt Issuance Costs, Net [Abstract]
Long-term Debt, Gross									20,726,000		0
CMBFL [Member] | Finance Leases Portfolio Segment [Member] | Secured Debt [Member]
Debt Instrument, Unamortized Discount (Premium) and Debt Issuance Costs, Net [Abstract]
Long-term Debt, Gross									115,688,000		0
Virgo and Libra Lease [Member] | Finance Leases Portfolio Segment [Member] | Secured Debt [Member]
Debt Instrument, Unamortized Discount (Premium) and Debt Issuance Costs, Net [Abstract]
Long-term Debt, Gross									40,783,000		0
AVIC [Member] [Domain] | Finance Leases Portfolio Segment [Member] | Secured Debt [Member]
Debt Instrument, Unamortized Discount (Premium) and Debt Issuance Costs, Net [Abstract]
Long-term Debt, Gross											0
Current [Domain] [Domain]
Debt Instrument, Unamortized Discount (Premium) and Debt Issuance Costs, Net [Abstract]
Bank loans and senior notes-current, net									66,318,000		138,157,000
non-current [Domain]
Debt Instrument, Unamortized Discount (Premium) and Debt Issuance Costs, Net [Abstract]
Bank lloans and senior notes-non-current, net									$ 731,479,000		$ 690,408,000
Virgo and Libra Lease [Member] | Finance Leases Portfolio Segment [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Length of bareboat charter agreement								11 years
Debt Instrument, Unamortized Discount (Premium) and Debt Issuance Costs, Net [Abstract]
ScrubberLoanAmortDailyRateyear1and2								$ 0
ScrubberLoanAmortDailyRateyear3and4								$ 685
CMBFL [Member] | Finance Leases Portfolio Segment [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Length of bareboat charter agreement							seven
Number of Assets sale leaseback							7
Debt Instrument, Unamortized Discount (Premium) and Debt Issuance Costs, Net [Abstract]
Scrubber percentage of Market Value to be financed							75.00%
Scrubber percentage to be financed							75.00%
CMBFL [Member] | Ultramax pool [Member] | Finance Leases Portfolio Segment [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Number of Assets sale leaseback							3